DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2012
DEPOSITS [Abstract]
Summary of interest expense on deposits
A summary of interest expense on deposits for the years ended December 31 follows:

	2012	2011	2010
	(In thousands)
Savings and interest bearing checking	$1,830	$2,263	$2,829
Time deposits under $100,000	4,838	10,349	22,204
Time deposits of $100,000 or more	2,245	2,645	3,131
Total	$8,913	$15,257	$28,164

Summary of maturity of time deposits	A summary of the maturity of time deposits at December 31, 2012, follows:
(In thousands)

2013	$285,433
2014	74,529
2015	27,054
2016	19,986
2017	11,183
2018 and thereafter	743
Total	$418,928

Summary of reciprocal deposits	A summary of reciprocal deposits at December 31 follows:
	2012	2011
	(In thousands)
Demand	$545	$-
Money market	700	-
Time	31,997	28,508
Total	$33,242	$28,508